SEGMENT INFORMATION - Each product or service (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues generated from each product
Total net revenues	$ 5,277,169	$ 3,476,495	$ 3,200,583
CSI Solar Segment | Solar modules
Revenues generated from each product
Total net revenues	3,328,301	2,348,724	2,012,059
CSI Solar Segment | Solar system kits
Revenues generated from each product
Total net revenues	302,133	157,656	116,449
CSI Solar Segment | Battery storage solutions
Revenues generated from each product
Total net revenues	222,655	7,899
CSI Solar Segment | China Energy or Engineering, Procurement and Construction (includes Electricity Sales)
Revenues generated from each product
Total net revenues	178,830	175,388	58,096
CSI Solar Segment | Others
Revenues generated from each product
Total net revenues	121,167	60,661	295,244
Global Energy Segment | Solar and battery storage power projects
Revenues generated from each product
Total net revenues	1,064,178	654,827	652,050
Global Energy Segment | O&M and asset management services
Revenues generated from each product
Total net revenues	35,334	26,386	19,750
Global Energy Segment | Others (includes electricity sales)
Revenues generated from each product
Total net revenues	$ 24,571	$ 44,954	$ 46,935